FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 11,466	SFr 11,274
Transfers in, net assets/liabilities	654	2,007
Transfers out, net assets/liabilities	(1,521)	(440)
Purchases, net assets/liabilities	6,300	7,741
Sales, net assets/liabilities	(10,277)	(7,944)
Issuances, net assets/liabilities	326	(2,994)
Settlements, net assets/liabilities	2,312	197
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(72)	(41)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(8)	495
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	4	(5)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	104	(225)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	229
Foreign currency translation impact, net assets/liabilities	132	(793)
Balance at beginning of period, net assets/liabilities	SFr 9,649	SFr 9,272